Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

4.              Investments

Trading securities

In 2009, the Group liquidated its investment in a currency fund. The Company did not acquire or liquidate any trading securities for the years ended December 31, 2010 and 2011.

Available-for-sale securities

In 2008, the Company obtained approximately US$100,000 worth of USD 3-Month LCMNER Index-Linked Note (the “Note”), issued by Lehman Brothers Treasury Co. B.V. (“Lehman Treasury”) incorporated in the Netherlands, guaranteed by Lehman. Lehman Europe is the dealer of the Note. This Note is linked to an index of Lehman Brothers Commodity Alpha Trading Strategies I Excess Return (LCMNER). The maturity date of the Note was October 9, 2008, with 100% principal protection guaranteed by Lehman Brothers Holdings Inc. The Note and the guarantee rank equally with all unsecured obligations of the issuer and guarantor.  On September 19, 2008 the Amsterdam District Court granted Lehman Treasury a provisional suspension of payments and subsequently declared Lehman Treasury bankrupt on October 8, 2008. The Note was not repaid by Lehman Treasury and the Company made a full impairment amounted to RMB 686,320 against it in 2008. On December 6, 2010, the Company completed the sale of this Note through a competitive bidding process with multiple bidders. The cash consideration received of RMB 231,163 (US$34,625) was recorded as a gain therein Other Income, net.

As of December 31, 2010 and 2011, the Company did not have any other available-for-sale securities.

Investment in a joint venture

In March 2011, the Group entered into a joint venture agreement with MEMC Singapore to form a jointly-owned company named JA MEMC (Yangzhou) Solar Technology Company Ltd., (“JA MEMC”), to build and operate a solar cell production facility in China. Pursuant to the joint venture agreement, JA Yangzhou and MEMC each contributed a capital investment of RMB 96,211 in cash, which represents 50% of the share capital of JA MEMC. The Group accounts for its investment in the joint venture using the equity method and the Group’s share of JA MEMC’s results of operations is included in equity gain/(loss) for a joint venture in the Group’s Consolidated Statements of Operations. As of December 31, 2011, JA MEMC was still in the process of pre-operation. The Group’s equity in net loss of JA MEMC amounted to RMB 1,800 for the year ended December 31, 2011.